MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SUPPLEMENT DATED NOVEMBER 19, 2010 TO

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010

This Supplement is made as of November 19, 2010 to the Statement of Additional Information (“SAI”) of Met Investors Series Trust (the “Trust”) dated May 1, 2010.

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Effective immediately, page A-4 of Appendix A to the Trust’s SAI is amended to reflect that Pioneer Strategic Income Portfolio may invest up to 15% of its assets in loans and other direct indebtedness.